Taxes (Tables)	6 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of provision for income tax
	For six months ended December 31,
	2021	2020
Current income tax provision	$1,169,266	$3,319,398
Deferred income tax provision	187,553	(349,219)
Total	$1,356,819	$2,970,179

Schedule of statutory EIT rate and the effective tax
	For six months ended December 31,
	2021	2020
Provision for income taxes at statutory tax rate in the PRC	$1,334,938	$2,968,760
Effect of expense for which no income tax is deductible	21,881	1,419
Effective income tax expense	$1,356,819	$2,970,179

Schedule of deferred tax asset
	December 31, 2021	June 30, 2021
Deferred tax assets
Senior care services fees advanced from customers	$524,536	704,262
Total	$524,536	704,262

Schedule of taxes payable
	December 31, 2021	June 30, 2021
Income tax payable	$237,885	$-
VAT payable	-	332
Other tax payables	1,300	1,888
Total	$239,185	$2,220